FAIR VALUE HIERARCHY - Significant unobservable inputs used in the fair value measurements categorized within Level 3 (Details) - Level 3 $ in Thousands	Jun. 30, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2022
CCIRS contract of the loan No.1
FAIR VALUE HIERARCHY
Derivative Asset (Liability) Net, Valuation Technique [Extensible Enumeration]		us-gaap:ValuationTechniqueDiscountedCashFlowMember	us-gaap:ValuationTechniqueDiscountedCashFlowMember
CCIRS contract of the loan No.1 | Minimum | Interpolated LIBOR for subsequent years
FAIR VALUE HIERARCHY
Derivative, measurement input	0.0530	0.0470	0.0441
CCIRS contract of the loan No.1 | Maximum | Interpolated LIBOR for subsequent years
FAIR VALUE HIERARCHY
Derivative, measurement input	0.0552	0.0554	0.0496
CCIRS contract of the loan No.2
FAIR VALUE HIERARCHY
Derivative Asset (Liability) Net, Valuation Technique [Extensible Enumeration]		us-gaap:ValuationTechniqueDiscountedCashFlowMember	us-gaap:ValuationTechniqueDiscountedCashFlowMember
CCIRS contract of the loan No.2 | Minimum | Interpolated LIBOR for subsequent years
FAIR VALUE HIERARCHY
Derivative, measurement input	0.0546	0.0498	0.0454
CCIRS contract of the loan No.2 | Maximum | Interpolated LIBOR for subsequent years
FAIR VALUE HIERARCHY
Derivative, measurement input	0.0554	0.0557	0.0497
CCIRS contract of the loan No.3
FAIR VALUE HIERARCHY
Derivative Asset (Liability) Net, Valuation Technique [Extensible Enumeration]			us-gaap:ValuationTechniqueDiscountedCashFlowMember
CCIRS contract of the loan No.3 | Minimum | Interpolated LIBOR for subsequent years
FAIR VALUE HIERARCHY
Derivative, measurement input			0.0486
CCIRS contract of the loan No.3 | Maximum | Interpolated LIBOR for subsequent years
FAIR VALUE HIERARCHY
Derivative, measurement input			0.0489
DPS2
FAIR VALUE HIERARCHY
Derivative Asset (Liability) Net, Valuation Technique [Extensible Enumeration]		vfs:ValuationTechniqueLatticeModelAndDiscountedCashFlowMember	vfs:ValuationTechniqueLatticeModelAndDiscountedCashFlowMember
DPS2 | Credit spread of the Company
FAIR VALUE HIERARCHY
Derivative, measurement input	0.136	0.1246	0.1246
DPS2 | Fair value of the ordinary shares
FAIR VALUE HIERARCHY
Derivative, measurement input		0.0331
Dollar value of increase in measurement input		$ 8,370
DPS2 | Dividend yield
FAIR VALUE HIERARCHY
Derivative, measurement input		0
DPS2 | Volatility
FAIR VALUE HIERARCHY
Derivative, measurement input	0.637	0.666
DPS2 | Minimum | Volatility
FAIR VALUE HIERARCHY
Derivative, measurement input			0.85
DPS2 | Maximum | Volatility
FAIR VALUE HIERARCHY
Derivative, measurement input			0.88